One Security Benefit Place Topeka, Kansas 66636 SecurityBenefit.com

June 12, 2025

VIA EDGARLINK

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Subj:	SBL Variable Annuity Account I

1940 Act Registration Number: 811-01778

1933 Act Registration Numbers: 002-31020

CIK: 0000087062

Rule 30b2-1 Filing

Dear Sir or Madam:

As required by Rule 30e 2 under the Investment Company Act of 1940, as amended (the “Act”), SBL Variable Annuity Account I, a unit investment trust registered under the Act, mailed to its contract owners the annual or semi-annual report(s) for the underlying management investment companies. This filing constitutes the filing of those reports as required by Rule 30b2 1 under the Act.

The following annual or semi-annual reports, which were mailed to contract owners, were filed with the Commission via EDGAR on the dates indicated below and are incorporated herein by reference:

Underlying Management Investment Company	CIK Number	Date(s) Filed

Guggenheim Funds Trust	0000088525	June 5, 2025

New Age Alpha Funds Trust	0002013853	June 10, 2025

To the extent necessary, these filings are incorporated herein by reference.

Sincerely,

ALISON POLLOCK

Alison Pollock

Second Vice President, Assistant General Counsel

and Assistant Secretary

Security Benefit Life Insurance Company